Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Domestic Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,776,833,607	2,770,814,520	2,448,913,805
Exports Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 132,791,841	$ 133,751,934	$ 116,642,262